SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues by Geographical Areas from External Customers) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 603,704	$ 425,636	$ 290,103
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	316,446	220,124	147,209
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		159,768	110,419	77,465
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		46,232	36,816	25,904
Asia and others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		81,258	58,277	39,524
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 278,784	$ 192,153	$ 131,796

[1]	Include revenue from USA in amount of 131,796, 192,153 and 278,784 for 2016, 2017 and 2018 respectively.